Property, plant and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,645
Balance at end of period	2,541
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,244
Balance at end of period	1,363
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,123
Balance at end of period	928
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	278
Balance at end of period	250
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,287
Additions	509
Effects of foreign exchange	(248)
Balance at end of period	4,548
Costs | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,098
Additions	503
Effects of foreign exchange	(124)
Balance at end of period	2,477
Costs | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,830
Additions	6
Effects of foreign exchange	(87)
Balance at end of period	1,749
Costs | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	359
Additions	0
Effects of foreign exchange	(37)
Balance at end of period	322
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,642)
Additions	(477)
Effects of foreign exchange	112
Balance at end of period	(2,007)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(854)
Additions	(318)
Effects of foreign exchange	58
Balance at end of period	(1,114)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(707)
Additions	(148)
Effects of foreign exchange	34
Balance at end of period	(821)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(81)
Additions	(11)
Effects of foreign exchange	20
Balance at end of period	$ (72)